Deposits - Scheduled maturities (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Scheduled maturities
2020	$ 261,473
2021	27,438
2022	727
2023	11,249
2024	10,942
Time Deposits, Total	$ 311,829	$ 278,716